Other equity reserves (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of reserves within equity [abstract]
Schedule of reserves within equity

	Translation £m	Cash flow hedge £m	Cost of hedging £m	Available- for-sale £m	FVOCI equity £m	FVOCI debt £m	Own credit £m	Capital redemption £m	Merger £m	Total £m
At 1 April 2016	548	(45)	—	120	—	—	—	19	(5,165)	(4,523)
Exchange adjustments[1]	346	—	—	—	—	—	—	—	—	346
Net (losses)/gains taken to equity	—	(36)	—	81	—	—	—	—	—	45
Transferred to/(from) profit or loss	—	227	—	(25)	—	—	—	—	—	202
Tax	—	(43)	—	(14)	—	—	—	—	—	(57)
At 31 March 2017	894	103	—	162	—	—	—	19	(5,165)	(3,987)
Exchange adjustments[1]	(504)	—	—	—	—	—	—	—	—	(504)
Net gains/(losses) taken to equity	—	19	—	(30)	—	—	—	—	—	(11)
Share of net gains of associates taken to equity	—	5	—	—	—	—	—	—	—	5
Transferred from profit or loss	—	(3)	—	(73)	—	—	—	—	—	(76)
Tax	—	4	—	29	—	—	—	—	—	33
At 31 March 2018 (as previously reported)	390	128	—	88	—	—	—	19	(5,165)	(4,540)
Transfer on transition to IFRS 9	—	(3)	76	(88)	34	46	7	—	—	72
At 1 April 2018 (as restated)	390	125	76	—	34	46	7	19	(5,165)	(4,468)
Exchange adjustments[1]	346	—	—	—	—	—	—	—	—	346
Net (losses)/gains taken to equity	—	(40)	(107)	—	—	2	7	—	—	(138)
Share of net gains of associates taken to equity	—	1	—	—	—	—	—	—	—	1
Transferred to profit or loss	—	—	41	—	—	—	—	—	—	41
Net losses in respect of cash flow hedging of capital expenditure	—	(13)	—	—	—	—	—	—	—	(13)
Tax	—	6	7	—	—	—	(1)	—	—	12
Cash flow hedges transferred to the statement of financial position, net of tax	—	(18)	—	—	—	—	—	—	—	(18)
At 31 March 2019	736	61	17	—	34	48	13	19	(5,165)	(4,237)

1.
The exchange adjustments recorded in the translation reserve comprise a gain of £896 million (2018: loss of £1,304 million; 2017: gain of £1,364 million) relating to the translation of foreign operations offset by a loss of £550 million (2018: gain of £800 million; 2017: loss of £1,018 million) relating to borrowings, cross-currency swaps and foreign exchange forward contracts used to hedge the net investment in the non-sterling denominated subsidiaries.